Redeemable Noncontrolling Interest - Redeemable Noncontrolling Interest (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Noncontrolling Interest [Line Items]
Issuance	¥ 635,795
Accretion	13,451		¥ 0	¥ 0
Ending balance	¥ 649,246	$ 99,787